Shareholder Report, Line Graph (Details) - USD ($)								4 Months Ended	5 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	32 Months Ended	33 Months Ended	36 Months Ended	40 Months Ended	41 Months Ended	44 Months Ended	45 Months Ended	48 Months Ended	52 Months Ended	53 Months Ended	57 Months Ended	60 Months Ended	65 Months Ended	69 Months Ended	72 Months Ended	77 Months Ended	81 Months Ended	84 Months Ended	89 Months Ended	93 Months Ended	96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
	Mar. 05, 2025	Nov. 30, 2023	Feb. 28, 2022	Jun. 30, 2021	Jan. 22, 2018	Jun. 01, 2016	Oct. 31, 2015	Oct. 31, 2021	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2017	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000248247
Account Value [Line Items]
Accumulated Value		$ 10,000											$ 10,686							$ 11,285
C000146994
Account Value [Line Items]
Accumulated Value							$ 100,000								$ 103,320						$ 106,854					$ 108,349					$ 113,691				$ 115,090			$ 118,795			$ 112,475			$ 120,270		$ 130,421		$ 137,946
C000146996
Account Value [Line Items]
Accumulated Value							10,000,000								10,347,000						10,706,041					10,871,985					11,448,200				11,614,199			12,016,050			11,403,231			12,219,703		13,293,815		14,076,820
C000248242
Account Value [Line Items]
Accumulated Value		10,000											10,385							10,844
C000032185
Account Value [Line Items]
Accumulated Value							100,000								103,220						105,573					105,162					114,858				119,337			122,177			111,035			114,976		125,232		131,143
C000032175
Account Value [Line Items]
Accumulated Value							10,000								10,009						10,062					10,206					10,420				10,480			10,482			10,564			11,046		11,621		12,109
C000080936
Account Value [Line Items]
Accumulated Value							10,000								10,483						10,756					10,528					11,594				12,118			12,230			10,187			10,304		11,538		12,263
C000032186
Account Value [Line Items]
Accumulated Value							100,000								105,070						108,159					106,126					117,120				122,695			124,106			103,716			104,825		117,687		125,419
C000198612
Account Value [Line Items]
Accumulated Value					$ 10,000,000							$ 9,825,000							$ 10,855,643						$ 11,385,398					$ 11,529,992				$ 9,643,686			$ 9,755,552			$ 10,963,290			$ 11,708,793
C000248244
Account Value [Line Items]
Accumulated Value		10,000											10,869							11,582
C000075033
Account Value [Line Items]
Accumulated Value							100,000								108,180						114,487					111,499					127,332				134,526			138,925			111,793			114,252		130,819		139,492
C000236137
Account Value [Line Items]
Accumulated Value			$ 10,000,000								$ 8,486,000							$ 8,682,875						$ 9,951,443					$ 10,621,175
C000080937
Account Value [Line Items]
Accumulated Value							10,000								11,246						12,089					11,381					12,876				12,919			13,742			10,172			11,290		13,421		15,232
C000032187
Account Value [Line Items]
Accumulated Value							100,000								112,750						121,499					114,647					130,067				130,821			139,403			103,549			115,094		137,192		156,166
C000115587
Account Value [Line Items]
Accumulated Value							10,000,000								11,276,000						12,158,911					11,488,955					13,029,624				13,113,013			13,977,161			10,390,621			11,555,410		13,771,738		15,684,632
C000131551
Account Value [Line Items]
Accumulated Value							10,000								10,935						11,714					11,449					12,532				13,100			13,896			11,407			12,453		14,283		15,322
C000136209
Account Value [Line Items]
Accumulated Value							10,000,000								10,944,000						11,734,157					11,480,699					12,590,883				13,159,991			13,986,438			11,478,670			12,557,665		14,403,641		15,465,190
C000104641
Account Value [Line Items]
Accumulated Value							10,000								11,011						11,631					10,703					12,345				11,677			12,059			9,684			10,857		11,743		13,358
C000236138
Account Value [Line Items]
Accumulated Value			10,000,000								8,394,000							9,454,162						10,243,585					11,694,076
C000110231
Account Value [Line Items]
Accumulated Value							10,000								10,806						12,599					13,064					15,030				13,878			18,747			18,014			16,758		21,818		23,925
C000032191
Account Value [Line Items]
Accumulated Value							100,000								108,370						126,695					131,662					151,925				140,545			190,313			183,385			171,007		223,249		245,306
C000146917
Account Value [Line Items]
Accumulated Value							10,000,000								10,850,000						12,708,605					13,218,220					15,263,079				14,133,611			19,152,456			18,464,883			17,248,047		22,520,775		24,781,861
C000248245
Account Value [Line Items]
Accumulated Value		10,000											10,878							11,595
C000131550
Account Value [Line Items]
Accumulated Value							100,000								104,590						108,261					111,671					116,507				116,029			124,488			123,118			137,141		151,953		162,042
C000136207
Account Value [Line Items]
Accumulated Value							10,000,000								10,458,000						10,848,083					11,200,646					11,702,435				11,654,455			12,532,036			12,405,462			13,834,571		15,341,156		16,373,616
C000032188
Account Value [Line Items]
Accumulated Value							10,000								10,468						10,728					10,686					11,707				12,160			12,232			10,582			10,760		11,914		12,598
C000228771
Account Value [Line Items]
Accumulated Value				$ 10,000,000				$ 9,961,000								$ 8,629,214						$ 8,776,774					$ 9,735,198					$ 10,308,601
C000032189
Account Value [Line Items]
Accumulated Value							10,000								10,161						10,330					10,373					10,851				11,137			11,266			10,753			11,182		12,006		12,661
C000032190
Account Value [Line Items]
Accumulated Value							10,000								10,326						10,314					10,072					10,942				11,327			11,224			9,539			9,330		10,320		11,022
C000248243
Account Value [Line Items]
Accumulated Value		10,000											11,155							11,984
C000032192
Account Value [Line Items]
Accumulated Value							100,000								106,330						114,411					114,594					126,478				131,828			147,317			131,923			141,870		165,179		177,914
C000236136
Account Value [Line Items]
Accumulated Value			10,000,000								9,208,000							9,910,570						11,533,922					12,441,641
C000246929
Account Value [Line Items]
Accumulated Value		10,000											10,499							11,002
C000032176
Account Value [Line Items]
Accumulated Value							100,000								101,310						102,850					104,825					107,959				109,848			110,672			110,218			116,567		124,354		130,770
C000228770
Account Value [Line Items]
Accumulated Value				10,000,000				10,011,000								9,974,960						10,543,533					11,253,113					11,840,525
C000248241
Account Value [Line Items]
Accumulated Value		10,000											10,564							11,075
C000032180
Account Value [Line Items]
Accumulated Value							100,000								101,730						103,124					103,526					108,071				111,313			112,248			107,028			111,481		119,340		125,772
C000236135
Account Value [Line Items]
Accumulated Value			10,000,000								9,666,000							10,072,939						10,788,117					11,374,991
C000069457
Account Value [Line Items]
Accumulated Value							25,000								25,570						26,225					26,626					27,941				27,771			29,540			27,667			29,432		31,993		34,027
C000172680
Account Value [Line Items]
Accumulated Value						$ 5,000,000			$ 5,106,500								$ 5,264,291						$ 5,372,735					$ 5,669,848					$ 5,665,312			$ 6,058,484			$ 5,707,092			$ 6,092,892			$ 6,640,033		$ 7,079,603
C000077412
Account Value [Line Items]
Accumulated Value							25,000								25,508						26,102					26,425					27,662				27,405			29,101			27,195			28,846		31,298		33,191
C000065580
Account Value [Line Items]
Accumulated Value							25,000								25,645						26,353					26,832					28,233				28,114			29,987			28,179			30,041		32,727		34,903
C000248246
Account Value [Line Items]
Accumulated Value		10,000											10,700							11,356
C000140807
Account Value [Line Items]
Accumulated Value							100,000								103,900						107,111					106,757					115,394				119,709			124,941			114,046			119,258		131,816		140,239
C000140808
Account Value [Line Items]
Accumulated Value							10,000,000								10,403,000						10,736,936					10,715,462					11,587,701				12,039,621			12,591,036			11,505,689			12,044,155		13,325,653		14,191,821
C000032183
Account Value [Line Items]
Accumulated Value							10,000								10,146						10,130					10,043					10,581				11,032			10,997			10,212			10,406		11,065		11,671
C000236944
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 10,364
C000236945
Account Value [Line Items]
Accumulated Value	10,000,000									10,370,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value		10,000											10,537							11,186
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							100,000								104,370						105,309					103,150					115,023				122,143			121,557			102,497			102,866		113,718		120,723
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							10,000,000								10,437,000						10,530,933					10,315,049					11,502,311				12,214,304			12,155,675			10,249,665			10,286,564		11,371,797		12,072,300
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value		10,000											10,341							10,772
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value							100,000								104,060						106,339					105,797					115,763				119,919			123,084			108,339			111,199		121,985		127,072
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							10,000								10,437						10,531					10,315					11,502				12,214			12,156			10,250			10,287		11,372		12,072
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							100,000								104,370						105,309					103,150					115,023				122,143			121,557			102,497			102,866		113,718		120,723
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value					$ 10,000,000							$ 9,854,000							$ 10,988,195						$ 11,668,365					$ 11,612,357				$ 9,791,539			$ 9,826,789			$ 10,863,515			$ 11,532,707
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value		10,000											10,537							11,186
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							100,000								104,370						105,309					103,150					115,023				122,143			121,557			102,497			102,866		113,718		120,723
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value			10,000,000								8,779,000							8,810,604						9,740,123					10,340,115
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value							10,000								10,559						10,684					10,465					11,463				12,108			11,958			9,472			9,635		10,554		11,155
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value							100,000								105,590						106,836					104,646					114,629				121,083			119,581			94,720			96,349		105,541		111,547
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value							10,000,000								10,559,000						10,683,596					10,464,582					11,462,904				12,108,265			11,958,123			9,472,029			9,634,948		10,554,122		11,154,651
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value							10,000								10,559						10,684					10,465					11,463				12,108			11,958			9,472			9,635		10,554		11,155
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value							10,000,000								10,559,000						10,683,596					10,464,582					11,462,904				12,108,265			11,958,123			9,472,029			9,634,948		10,554,122		11,154,651
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value							10,000								10,559						10,684					10,465					11,463				12,108			11,958			9,472			9,635		10,554		11,155
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value			10,000,000								8,256,000							8,398,003						9,199,173					9,722,606
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000 Index
Accumulated Value							10,000								10,423						12,921					13,773					15,630				17,214			24,768			20,671			22,397		30,873		37,291
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000 Index
Accumulated Value							100,000								104,230						129,214					137,729					156,295				172,143			247,680			206,714			223,974		308,726		372,910
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000 Index
Accumulated Value							10,000,000								10,423,000						12,921,393					13,772,913					15,629,502				17,214,333			24,767,982			20,671,358			22,397,416		30,872,599		37,291,012
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value		10,000											10,537							11,186
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							100,000								104,370						105,309					103,150					115,023				122,143			121,557			102,497			102,866		113,718		120,723
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							10,000,000								10,437,000						10,530,933					10,315,049					11,502,311				12,214,304			12,155,675			10,249,665			10,286,564		11,371,797		12,072,300
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value							10,000								10,559						10,684					10,465					11,463				12,108			11,958			9,472			9,635		10,554		11,155
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value				10,000,000				9,882,000								7,827,532						7,962,166					8,721,756					9,218,024
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index
Accumulated Value							10,000								10,559						10,684					10,465					11,463				12,108			11,958			9,472			9,635		10,554		11,155
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							10,000								10,437						10,531					10,315					11,502				12,214			12,156			10,250			10,287		11,372		12,072
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value		10,000											10,537							11,186
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							100,000								104,370						105,309					103,150					115,023				122,143			121,557			102,497			102,866		113,718		120,723
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value			10,000,000								8,779,000							8,810,604						9,740,123					10,340,115
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value		10,000											10,537							11,186
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							100,000								104,370						105,309					103,150					115,023				122,143			121,557			102,497			102,866		113,718		120,723
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value				10,000,000				10,011,000								8,441,275						8,471,664					9,365,424					9,942,334
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value		10,000											10,537							11,186
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							100,000								104,370						105,309					103,150					115,023				122,143			121,557			102,497			102,866		113,718		120,723
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value			10,000,000								8,779,000							8,810,604						9,740,123					10,340,115
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							25,000								26,093						26,327					25,788					28,756				30,536			30,389			25,624			25,716		28,429		30,181
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value						5,000,000			5,074,000								5,119,666						5,014,713					5,591,906					5,938,045			5,909,543			4,982,926			5,000,865			5,528,456		5,869,009
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							25,000								26,093						26,327					25,788					28,756				30,536			30,389			25,624			25,716		28,429		30,181
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							25,000								26,093						26,327					25,788					28,756				30,536			30,389			25,624			25,716		28,429		30,181
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value		10,000											10,537							11,186
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							100,000								104,370						105,309					103,150					115,023				122,143			121,557			102,497			102,866		113,718		120,723
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							10,000,000								10,437,000						10,530,933					10,315,049					11,502,311				12,214,304			12,155,675			10,249,665			10,286,564		11,371,797		12,072,300
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value							10,000								10,437						10,531					10,315					11,502				12,214			12,156			10,250			10,287		11,372		12,072
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value	10,000									10,399
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Aggregate Bond Index
Accumulated Value	10,000,000									10,399,000
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value		10,000											10,336							10,789
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value							100,000								100,170						100,831					102,444					104,698				105,421			105,473			106,338			111,325		117,315		122,453
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value							10,000,000								10,017,000						10,083,112					10,244,442					10,469,820				10,542,061			10,547,333			10,633,821			11,132,547		11,731,478		12,245,317
Bloomberg California Intermediate Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg California Intermediate Municipal Bond Index
Accumulated Value		10,000											10,245							10,803
Bloomberg California Intermediate Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg California Intermediate Municipal Bond Index
Accumulated Value							100,000								102,830						104,547					103,700					112,131				116,740			117,440			106,753			109,080		116,967		123,342
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Corporate Bond Index
Accumulated Value		10,000											10,688							11,396
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Corporate Bond Index
Accumulated Value							100,000								107,230						110,940					107,590					124,126				132,877			135,774			109,203			112,228		127,525		135,967
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Corporate Bond Index
Accumulated Value			10,000,000								8,577,000							8,814,583						10,016,011					10,679,070
J.P. Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name														J.P. Morgan EMBI Global Diversified Index
Accumulated Value							10,000								11,170						11,876					11,355					12,984				13,111			13,689			10,378			11,246		13,288		13,992
J.P. Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name														J.P. Morgan EMBI Global Diversified Index
Accumulated Value							100,000								111,700						118,759					113,546					129,840				131,112			136,894			103,780			112,455		132,877		139,920
J.P. Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name														J.P. Morgan EMBI Global Diversified Index
Accumulated Value							10,000,000								11,170,000						11,875,944					11,354,590					12,983,974				13,111,217			13,689,421			10,377,950			11,245,547		13,287,738		13,991,988
J.P. Morgan CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name														J.P. Morgan CEMBI Broad Diversified Index
Accumulated Value							10,000								10,917						11,592					11,376					12,764				13,305			14,006			11,477			12,530		14,397		15,551
J.P. Morgan CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name														J.P. Morgan CEMBI Broad Diversified Index
Accumulated Value							10,000,000								10,917,000						11,591,671					11,376,066					12,763,946				13,305,137			14,006,318			11,476,777			12,530,345		14,397,366		15,550,595
J.P Morgan GBI-EM Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name														J.P Morgan GBI-EM Global Diversified Index
Accumulated Value							10,000								11,104						11,679					10,911					12,612				12,131			12,233			9,753			11,070		12,040		13,612
J.P Morgan GBI-EM Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name														J.P Morgan GBI-EM Global Diversified Index
Accumulated Value			10,000,000								8,496,000							9,642,960						10,487,683					11,857,375
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000 Value Index
Accumulated Value							10,000								10,636						12,525					12,903					14,348				13,261			19,058			17,720			17,738		23,226		25,807
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000 Value Index
Accumulated Value							100,000								106,360						125,250					129,032					143,484				132,608			190,584			177,205			177,382		232,264		258,068
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 1000 Value Index
Accumulated Value							10,000,000								10,636,000						12,524,954					12,903,207					14,348,366				13,260,760			19,058,365			17,720,467			17,738,188		23,226,383		25,806,834
Bloomberg US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg US Leveraged Loan Index
Accumulated Value		10,000											10,774							11,403
Bloomberg Global Aggregate Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index (USD Hedged)
Accumulated Value							10,000								10,517						10,646					10,668					11,806				12,316			12,214			10,733			10,918		12,001		12,637
Bloomberg Global Aggregate Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Global Aggregate Index (USD Hedged)
Accumulated Value				10,000,000				9,993,000								8,781,848						8,932,896					9,819,039					10,339,449
ICE BofA 1-3 Year U.S. Corporate & Government Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 1-3 Year U.S. Corporate & Government Index
Accumulated Value							10,000								10,130						10,198					10,240					10,741				11,106			11,109			10,556			10,904		11,589		12,176
ICE BofA U.S. GNMA Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. GNMA Mortgage Backed Securities Index
Accumulated Value							10,000								10,323						10,360					10,193					11,090				11,483			11,389			9,852			9,787		10,830		11,585
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Accumulated Value		10,000											10,982							11,850
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Accumulated Value							100,000								108,950						117,949					118,350					129,984				134,326			146,428			130,409			137,451		157,973		170,452
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
Accumulated Value			10,000,000								9,167,000							9,662,018						11,104,557					11,981,817
ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value		10,000											10,493							10,949
ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value							100,000								100,310						101,032					102,730					105,195				106,163			106,216			107,044			112,150		118,195		123,337
ICE BofA U.S. 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 3-Month Treasury Bill Index
Accumulated Value				$ 10,000,000				$ 10,001,000								$ 10,079,008						$ 10,559,776					$ 11,128,948					$ 11,613,058
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value		$ 10,000											$ 10,462							$ 10,968
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value							100,000								100,910						101,152					101,405					106,009				109,391			109,139			104,042			107,080		113,248		118,729
ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value			$ 10,000,000								$ 9,654,000							$ 9,935,897						$ 10,508,204					$ 11,016,802
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value							25,000								25,043						25,208					25,611					26,175				26,355			26,368			26,585			27,831		29,329		30,613
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value						$ 5,000,000			$ 5,005,000								$ 5,038,033						$ 5,118,642					$ 5,231,252					$ 5,267,347			$ 5,269,981			$ 5,313,195			$ 5,562,384			$ 5,861,640		$ 6,118,380
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value							25,000								25,043						25,208					25,611					26,175				26,355			26,368			26,585			27,831		29,329		30,613
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value							25,000								25,043						25,208					25,611					26,175				26,355			26,368			26,585			27,831		29,329		30,613
ICE BofA 1-5 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA 1-5 Year U.S. Treasury Index
Accumulated Value							$ 10,000								$ 10,155						$ 10,159					$ 10,122					$ 10,712				$ 11,155			$ 11,074			$ 10,351			$ 10,602		$ 11,257		$ 11,853
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value	10,000									10,284
ICE BofA U.S. 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														ICE BofA U.S. 1-Month Treasury Bill Index
Accumulated Value	$ 10,000,000									$ 10,284,000